Taxes - Minimum Tax Rate (Colombia Tax Law) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones	15.00%
Net income tax of Colombia Business Group companies	$ 12,208,540	$ 11,515,875	$ 18,963,938
Tax discounts and tax credit	(11,309)	(18,215)	(184,054)
Profit before income tax expense of Colombia Business Group companies	30,707,415	36,898,946	54,163,418
Share of profits of associates and joint ventures of the respective taxable year of Colombia Business Group companies	(764,366)	$ (805,349)	$ (768,422)
Colombia
Disclosure of detailed information about income tax [Line Items]
Net income tax of Colombia Business Group companies	12,208,540
Tax discounts and tax credit	72,213
Income tax on passive income from controlled entities abroad	(257)
Total Tax Adjusted	12,280,496
Profit before income tax expense of Colombia Business Group companies	39,147,205
Permanent differences enshrined in law and that increase net income	8,038,051
Income that does not constitute income or occasional profit, which affects accounting or financial profit	(8,732,469)
Share of profits of associates and joint ventures of the respective taxable year of Colombia Business Group companies	(764,366)
Net value of income from occasional gains that affect accounting or financial profit	(143,116)
Exempt income due to the application of treaties to avoid double taxation	(2,144,184)
Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the period	(2,513)
Total Adjusted Profit	$ 35,398,608
Adjusted tax rate	34.69%
Ecopetrol Group | Colombia
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones	15.00%